Summary of Significant Accounting Policies (Policies) - EBP 055	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting The financial statements of the Plan are prepared on the accrual basis of accounting.
Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.
Payments of Benefits	Payment of Benefits Benefits are recorded when paid.
Risks and Uncertainties
Risks and Uncertainties
The Plan, through the Master Trust, invests in various investment securities. Investment securities are exposed to various risks such as interest rate, market, and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the Statements of Net Assets Available for Benefits.
Investment Valuation and Income Recognition
Investment Valuation and Income Recognition
Investments in the Master Trust are primarily reported at fair value. Fair value is the price that would have been received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fully benefit-responsive investment contracts are reported at contract value. Contract value is the relevant measurement attributable to fully benefit-responsive investment contracts because it is the amount participants would receive if they were to initiate permitted transactions under the terms of the Plan. The contract value represents contributions plus earnings, less participant withdrawals and administrative expenses. See Note 3 for discussion of fair value measurements and fully benefit-responsive investment contracts.
Purchases and sales of securities in the Master Trust are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Gains and losses on investments bought and sold as well as held during the year are included in interest in net investment gains from the Master Trust on the Statement of Changes in Net Assets Available for Benefits. Interest income on notes receivable from participants is recorded on the accrual basis.
Administrative Expenses
Administrative Expenses
Direct administrative expenses are paid by the Master Trust and generally allocated to the Plan proportionally based on the Plan’s interest in the Master Trust’s net assets or directly if specifically related to the Plan. Certain indirect administrative expenses are paid by the Corporation and are excluded from these financial statements. Expenses paid by the Plan are shown on the Statement of Changes in Net Assets Available for Benefits.